Accounts payable and accrued liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2022
Trade and other current payables [abstract]
Disclosure of detailed information about accounts payable and accrued liabilities [Table Text Block]
	September 30, 2020	December 31, 2019
Trade payable	$493,027	$126,481
Accrued liabilities	188,265	29,822
Payroll taxes payable	67,229	-
Salary and vacation payable	65,722	29,343
Other	4,031	13,041
Total	$818,274	$198,687

	September 30,	September 30,
	2022	2021
Trade payable	$2,292,954	$620,041
Accrued liabilities	1,045,409	384,239
Salary, bonus and vacation payable	1,116,203	122,230
Interest payable	4,915	-
Payroll taxes payable	-	692
Total	$4,459,481	$1,127,202